Consolidated Statements of Stockholders' Equity / Members' Deficit - USD ($) shares in Thousands	Total	Members' Deficit	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interests	Preferred Stock Convertible Preferred Stock
Members' equity, beginning of the period at Dec. 31, 2014		$ 20,497,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of note payable for Class A Units	$ 50,000,000	50,000,000
Dividends paid		(33,533,000)
Equity-based compensation expense		490,000
Accrued return on Class C Redeemable Preferred Units		(3,495,000)
Net loss	(36,780,000)	(36,780,000)
Net loss prior to Organizational Transactions	(36,780,000)
Accretion of beneficial conversion feature on Class A convertible Preferred Stock	0
Net loss subsequent to Organizational Transactions	(36,780,000)
Members' equity, beginning of the period at Dec. 31, 2015		(2,821,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of note payable for Class A Units	0
Equity-based compensation expense		555,000
Accrued return on Class C Redeemable Preferred Units		(20,583,000)
Net loss	(93,112,000)	(93,112,000)
Net loss prior to Organizational Transactions	(93,112,000)
Accretion of beneficial conversion feature on Class A convertible Preferred Stock	0
Net loss subsequent to Organizational Transactions	(93,112,000)
Members' equity, beginning of the period at Dec. 31, 2016	(115,961,000)	$ (115,961,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exchange of note payable for Class A Units	0
Net loss	(164,316,000)
Net loss prior to Organizational Transactions	(164,316,000)
Effect of Organizational Transactions					$ (174,144,000)
Accretion of beneficial conversion feature on Class A convertible Preferred Stock	(1,237,000)
Net loss subsequent to Organizational Transactions	(164,316,000)
Exchanges of LLC Units					(3,600,000)		$ (3,631,000)
Adjustments to non-controlling interests					300,000		(340,000)
Stockholders' equity, end of the period (in shares) at Dec. 31, 2017			18,096	114,664				100
Stockholders' equity, end of the period at Dec. 31, 2017	$ 279,544,000		$ 18,000	$ 115,000	$ 41,375,000	$ (12,899,000)	$ 153,808,000	$ 97,127,000